Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
Critical accounting judgements, estimates and assumptions

2. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Coronavirus (COVID-19) pandemic

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Group based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Group operates. There does not currently appear to be either any significant impact upon the consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the Group unfavourably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees and third parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the trinomial or Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

2. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Coronavirus (COVID-19) pandemic

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Group based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Group operates. There does not currently appear to be either any significant impact upon the consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the Group unfavourably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees and third parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the trinomial or Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity. Refer to notes 12 and 17 for further information.